Jointly Owned Plants (Details) $ in Millions	Dec. 31, 2019 USD ($)
South Texas Project Units 1 and 2, Bay City, TX
Jointly Owned Utility Plant Interests
Ownership Interest (as a percent)	44.00%
Property, Plant & Equipment	$ 413
Accumulated Depreciation	(206)
Construction in Progress	$ 8
Cedar Bayou Unit 4, Baytown, TX
Jointly Owned Utility Plant Interests
Ownership Interest (as a percent)	50.00%
Property, Plant & Equipment	$ 218
Accumulated Depreciation	(93)
Construction in Progress	$ 7